As filed with the Securities and Exchange Commission on February 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
 (Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
 (Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2011

Date of reporting period:  12/31/2010

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.16%
Consumer Discretionary - 6.36%
Apparel Retail - 1.00%
Casual Male Retail Group, Inc.	90,000	$426,600
Destination Maternity Corp.	1,398	53,026
		479,626
Auto Parts & Equipment - 1.21%
Motorcar Parts of America, Inc.	4,041	52,695
TRW Automotive Holdings Corp.	10,000	527,000
		579,695
Footwear - 0.93%
Crocs, Inc.	26,000	445,120

Homefurnishing Retail - 0.83%
Cost Plus, Inc.	41,200	399,640

Restaurants - 1.81%
DineEquity, Inc.	8,900	439,482
Ruby Tuesday, Inc.	32,600	425,756
		865,238
Specialty Stores - 6.36%
Sally Beauty Holdings, Inc.	19,000	276,070
Total Consumer Discretionary (Cost $3,032,584)		3,045,389

Consumer Staples - 7.75%
Drugs Retail - 4.65%
CVS Caremark Corp. *	64,000	2,225,280

Hypermarkets & Supercenters - 0.95%
PriceSmart, Inc. *	12,000	456,360

Food Distributors - 2.15%
Sysco Corp. *	35,000	1,029,000
Total Consumer Staples (Cost $3,478,461)		3,710,640

Energy - 7.54%
Coal & Consume Fuels - 4.73%
L&L Energy, Inc.	55,000	594,000
Western Coal Corp. ^	135,200	1,672,493
		2,266,493
Oil & Gas Equipment & Services - 1.91%
Complete Production Services, Inc.	15,600	460,980
RPC, Inc. *	24,850	450,282
		911,262
Oil & Gas Exploration & Production - 0.90%
FX Energy, Inc.	70,318	432,456
Total Energy (Cost $3,423,947)		3,610,211

Financial - 7.99%
Consumer Finance - 5.36%
EZCorp, Inc.	49,295	$1,337,373
World Acceptance Corp. (a)	23,304	1,230,451
		2,567,824
Investment Bank & Brokerage - 0.52%
Ladenburg Thalman Financial Services, Inc.	212,000	248,040

Regional Banks - 2.11%
Marshall & Ilsley Corp. *	146,000	1,010,320
Total Financial (Cost $2,254,653)		3,826,184

Health - 21.64%
Biotechnology - 0.82%
Maxygen, Inc.	100,000	393,000

Health Care Distributors - 2.05%
Henry Schein, Inc.	16,000	982,240

Health Care Equipment - 4.60%
CR Bard Inc. *	24,000	2,202,480

Health Care Managed Care - 1.31%
Centene Corp.	24,813	628,761

Health Care Services - 1.23%
PDI, Inc.	300	3,162
Rural/Metro Corp.	40,000	583,200
		586,362
Pharmaceuticals - 11.63%
Akorn Inc.	81,000	491,670
Codexis, Inc.	18,703	198,252
Endo Pharmaceuticals Holdings, Inc.	64,000	2,285,440
Forest Laboratories, Inc.	50,000	1,599,000
Jazz Pharmaceuticals, Inc.	27,300	537,264
Questcor Pharmaceuticals, Inc.	31,000	456,630
		5,568,256
Total Health (Cost $8,325,343)		10,361,099

Industrials - 16.61%
Aerospace - 0.16%
Astronics Corp.	3,668	77,028

Airfreight & Logistics - 0.95%
Park Ohio Holdings Corp.	21,600	451,656

Airlines - 1.08%
AirTran Holdings, Inc.	70,000	517,300

Construction & Distribution Trade - 1.21%
DXP Enterprises, Inc.	5,301	127,224
TAL International Group, Inc. *	14,700	453,789
		581,013
Construction & Farm Machinery - 1.92%
CNH Global NV ^	10,000	477,400
Sauer-Danfoss, Inc.	15,700	443,525
		920,925

Diversified Support Services - 0.30%
LML Payment Systems, Inc. ^	41,673	$144,605

Electrical Component - 5.01%
Active Power, Inc.	209,600	515,616
Federal Signal Corp. *	81,247	557,354
LGL Group, Inc.	5,153	93,166
Nacco Industries, Inc. *	4,000	433,480
Wabash National Corp.	67,500	799,875
		2,399,491
Machinery Industrial - 2.11%
NN, Inc.	47,000	580,920
TriMas Corp.	21,000	429,660
		1,010,580
Trucking - 3.87%
AMERCO	3,000	288,120
Quality Distribution, Inc.	172,000	1,563,480
		1,851,600
Total Industrials (Cost $6,971,768)		7,954,198

Materials - 6.82%
Commodity Chemicals - 0.94%
Kronos Worldwide, Inc. *	10,600	450,394

Diverse Chemicals - 1.01%
Solutia, Inc.	21,000	484,680

Specialty Chemicals - 2.00%
Ferro Corp.	30,400	445,056
PolyOne Corp.	33,000	412,170
TOR Minerals International, Inc.	10,325	102,631
		959,857
Glass & Metal Container - 0.12%
Libbey, Inc.	3,627	56,110

Mining & Diverse Metal - 1.03%
General Moly, Inc.	26,726	173,185
Stillwater Mining Co.	15,000	320,250
		493,435
Paper Products - 0.92%
Buckeye Technologies, Inc. *	21,067	442,618

Steel - 0.80%
WHX Corp.	29,494	384,012
Total Materials (Cost $3,092,696)		3,271,106

Technology - 19.48%
Application Software - 4.03%
Magic Software Enterprises Ltd. *^	70,300	434,454
Magma Design Automation, Inc.	110,000	551,100
NetScout Systems, Inc.	19,100	439,491
Smith Micro Software, Inc.	32,000	503,680
		1,928,725
Communications Equipment - 2.73%
AudioCodes Ltd. ^	76,925	453,088
Brocade Communications Systems, Inc.	100,000	529,000
Westell Technologies, Inc.	100,234	327,765
		1,309,853

Computer Storage & Peripheral - 2.30%
Lexmark International	300	$10,446
On Track Innovations Ltd. ^	46,485	143,639
Seagate Technology Plc ^	63,000	946,890
		1,100,975
Electronic Component - 1.69%
Power One, Inc.	49,000	499,800
Spectrum Control, Inc.	20,700	310,293
		810,093
Electronic Equipment - 2.09%
LeCroy Corp.	41,863	411,932
LRAD Corp.	17,336	46,634
Newport Corp.	31,186	541,701
		1,000,267
Electronic Manufacturing Services - 0.41%
Measurement Specialties, Inc.	6,661	195,500

IT Consulting & Services - 0.77%
SRA International, Inc.	18,000	368,100

Semiconductors - 2.16%
GSI Technology, Inc.	40,861	330,974
Micrel, Inc. *	20,126	261,437
Skyworks Solutions, Inc.	15,400	440,902
		1,033,313

Semiconductor Equipment - 2.36%
Amtech Systems, Inc.	24,500	616,175
Nova Measuring Instruments Ltd. ^	61,900	514,389
		1,130,564
Systems Software - 0.94%
Allot Communications Ltd. ^	12,374	144,033
OPNET Technologies, Inc. *	11,552	309,247
		453,280
Total Technology (Cost $8,385,811)		9,330,670

Telecommunication - 0.97%
Wireless Telecommunication Services - 0.97%
MetroPCS Communications, Inc.	36,600	462,258
Total Telecommunication (Cost $455,130)		462,258
TOTAL COMMON STOCKS (Cost $39,420,393)		45,571,755

PARTNERSHIPS - 2.76%
Atlas Pipeline Holdings LP *	32,000	480,000
Penn Virginia Holdings LP *	32,000	842,240
TOTAL PARTNERSHIPS (Cost $1,202,719)		1,322,240

	Contracts (100 shares per contract)	Value
PURCHASED OPTIONS - 0.11%
Call Options - 0.101%
FSI International, Inc.
Expiration: June 2011, Exercise Price: $5.00	100	$5,000
US Airways Group, Inc.
Expiration: June 2011, Exercise Price: $11.00	460	46,460
TOTAL PURCHASED OPTIONS (Cost $50,828)		51,460

	Shares	Value
SHORT TERM INVESTMENTS - 3.99%
Money Market Fund - 3.99%
AIM Liquid Assets - Institutional Class, 0.19% (b)	61,230	$61,230
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.21% (b)	1,850,000	1,850,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,911,230)		1,911,230
Total Investments (Cost $42,585,170) - 102.02%		48,856,685
Liabilities in Excess of Other Assets - (2.02%)		(968,937)
TOTAL NET ASSETS - 100.00%		$47,887,748

Footnotes
Percentages are stated as a percent of net assets.

*	Non Income Producing
^	Foreign Issued Security
(a)	All or a portion of the security has been committed as collateral for option contracts.
(b)	The rate listed is the fund's 7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows**:

	Cost of investments	$42,585,170
	Gross unrealized appreciation	7,280,012
	Gross unrealized depreciation	(1,008,497)
	Net unrealized appreciation	$6,271,515

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Derivatives – The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Advisor uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.

The locations on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, is as follows:

Values of Derivative Instruments as of December 31, 2010:
	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815
	Location	Fair Value	Location	Fair Value
Equity Contracts
Purchased Options	Investments, at value	$ 51,460	N/A	$ -
Total		$ 51,460		$ -

Fair Value Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The following is a summary of the inputs used to value the Fund's securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,045,389	$-	$-	$3,045,389
Consumer Staples	3,710,640	-	-	3,710,640
Energy	3,610,211	-	-	3,610,211
Financial	3,826,184	-	-	3,826,184
Health	10,361,099	-	-	10,361,099
Industrials	7,954,198	-	-	7,954,198
Materials	3,271,106	-	-	3,271,106
Technology	9,330,670	-	-	9,330,670
Telecommunication	462,258	-	-	462,258
Total Equity	45,571,755	-	-	45,571,755

Partnerships	1,322,240	-	-	1,322,240

Purchased Options
Call Options	51,460	-	-	51,460
Total Purchased Options	51,460			51,460

Short-Term Investments	1,911,230	-	-	1,911,230

Total Investments in Securities	48,856,685	-	-	48,856,685

Other Financial Instruments*	-	-	-	-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Empiric Funds, Inc.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt, President

Date    2/15/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date    2/15/2011